HMN Financial, Inc. Financial Information (Parent Company Only) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Statements of Income (Loss)
Interest income	$ 30,816	$ 39,541	$ 48,270
Compensation and benefits	(12,452)	(13,553)	(13,516)
Occupancy	(3,358)	(3,741)	(4,082)
Data processing	(1,332)	(1,221)	(1,040)
Other	(6,092)	(7,101)	(5,820)
Income (loss) before income tax expense	5,453	(11,555)	(22,655)
Income tax expense	132	0	6,323
Net income (loss)	5,321	(11,555)	(28,978)
Parent Company [Member]
Condensed Statements of Income (Loss)
Interest income	3	4	4
Equity income (losses) of subsidiaries	6,220	(10,519)	(27,833)
Compensation and benefits	(227)	(263)	(236)
Occupancy	(24)	(24)	(24)
Data processing	(6)	(6)	(6)
Other	(513)	(747)	(551)
Income (loss) before income tax expense	5,453	(11,555)	(28,646)
Income tax expense	132	0	332
Net income (loss)	$ 5,321	$ (11,555)	$ (28,978)